Earnings Per Share (Schedule Of Stock-Based Awards Excluded From Weighted Average Shares Outstanding) (Details) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Weighted average number of unvested stock awards outstanding excluded			12	12	12
Stock Options Excluded [Member]
Weighted average number of unvested stock awards outstanding excluded	22	20	19	11	7
Performance-Based Stock Awards Excluded [Member]
Weighted average number of unvested stock awards outstanding excluded	1	1	1	1